SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Restricted cash	$ 34	$ 34	$ 185	$ 185
Customer And Supplier Guarantees [Member]
Restricted cash		34		175
Landlord Guarantees [Member]
Restricted cash				$ 10